Income Taxes - Provision for Income Tax Expense (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current
Federal									$ 468
State									95	$ 95	$ 97
Current income tax expenses									563	95	97
Deferred
Federal									1,585	267	177
State									0	0	0
Deferred income taxes expenses									1,585	267	177
Income tax expense (benefit)	$ 1,159	$ 486	$ 368	$ 135	$ 260	$ 41	$ 15	$ 46	$ 2,148	$ 362	$ 274